CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2020
Disclosure of Capital Management [Abstract]
Disclosure of objectives, policies and processes for managing capital [text block]	CAPITAL MANAGEMENT
Our partnership’s approach to capital management is focused on maximizing returns to unitholders and ensuring capital is deployed in a manner consistent with achieving our investment return objectives.
Invested Capital, which tracks the amount of capital that has been contributed to our partnership, is a measure we utilize to assess returns on capital deployed, relative to targeted returns. Investment decisions are based on, amongst other measures and factors, targeted returns on Invested Capital of 12% to 15% annually over the long term. We measure return on Invested Capital as Adjusted Funds from Operations (“AFFO”), less estimated returns of capital on operations that are not perpetual in life, divided by the weighted average Invested Capital for the period.
We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Partnership Capital	$18,743	$22,177
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(11,860)	(14,113)
Deficit	2,450	2,048
Accumulated other comprehensive income	218	(705)
Ownership changes and other	(537)	(398)
Invested Capital	$9,014	$9,009
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2020:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2020	2019	2020	2019
Opening balance	$9,011	$8,202	$9,009	$8,156
Issuance of preferred units and preferred shares, net of repurchases	—	—	—	72
Issuances of limited partnership units and redeemable partnership units, net of repurchases	3	2	5	(24)
Ending balance	$9,014	$8,204	$9,014	$8,204
Weighted Average Invested Capital	$9,011	$8,202	$9,010	$8,192